Summary of Principal Accounting Policies - Amounts in Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Variable Interest Entity
Cash and cash equivalents	¥ 3,822,339		¥ 5,192,127	¥ 4,403,915	$ 523,658
Restricted cash	8,696		154,433	23,203	1,191
Short-term investments	1,274,609		379,456		174,621
Accounts receivable, net	473,490		503,978		64,868
Amounts due from related parties	499,524		393,891		68,435
Loan receivables, net	169,108		286,921		23,168
Other current assets	226,965		206,250		31,091
Long-term investments	971,099		810,484		133,040
Property and equipment, net	2,382,247		2,482,199		326,367
Operating lease right-of-use assets	121,115		139,019		16,593
Deferred tax assets	319,206		431,494		43,731
Other non-current assets	137,291		178,582		18,809
Total Assets	11,778,845		12,685,378		1,613,694
Accrued payroll and welfare expenses	412,730		564,096		56,544
Deferred revenue	72,259		72,824		9,899
Other current liabilities	404,288		681,802		55,387
Deferred tax liabilities	246,093		262,404		33,715
Other non-current liabilities	15,011		27,660		2,056
Operating lease liabilities, non-current	75,725		76,533		10,374
Total Liabilities	1,766,105		2,257,815		241,954
Revenues by timing of recognition
Total revenues	2,621,334	$ 359,121	3,317,821	3,128,877
Less: VAT related surcharges	(20,352)	(2,788)	(23,125)	(28,505)
Net revenues	2,600,982	356,333	3,294,696	3,100,372
Total other income	233,716	32,019	111,332	61,100
Net income	487,004	66,719	1,001,015	971,589
Net income attributable to Noah Holdings Limited shareholders	475,445	65,135	1,009,494	976,571
Cash flows provided by (used in) operating activities	387,336	53,066	1,318,320	632,901
Cash flows used in investing activities	(840,819)	(115,191)	(247,141)	74,289
Cash flows used in financing activities	(1,134,204)	(155,385)	(199,835)	233,761
Others
Revenues by timing of recognition
Total revenues	1,479,712	202,720	2,067,341	1,794,105
Others | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	614,258	84,153	1,072,838	617,636
Others | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	631,505	86,516	707,580	768,980
Others | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	47,841	6,554	16,344	184,048
Others | Other Services [Member]
Revenues by timing of recognition
Total revenues	186,108	25,497	270,579	223,441
Related Party
Revenues by timing of recognition
Total revenues	1,146,710	157,098	1,266,766	1,351,563
Related Party | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	1,020,524	139,811	1,129,136	1,162,226
Related Party | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	104,898	14,371	121,265	125,528
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity
Cash and cash equivalents	705,010		1,420,089		96,586
Restricted cash	5,877		9,775		805
Short-term investments	375,226		119,399		51,406
Accounts receivable, net	28,542		57,682		3,910
Amounts due from related parties	224,734		251,235		30,788
Loan receivables, net	56,674		34,987		7,764
Other current assets	154,279		81,660		21,136
Long-term investments	605,840		433,201		83,000
Investments in affiliates	729,942		852,163		100,002
Property and equipment, net	86,953		74,600		11,913
Operating lease right-of-use assets	3,493		10,195		479
Deferred tax assets	108,564		74,418		14,873
Other non-current assets	15,274		8,889		2,093
Total Assets	3,722,352		3,577,543		509,961
Accrued payroll and welfare expenses	97,459		144,688		13,352
Income tax payable	90,665		17,007		12,421
Deferred revenue	2,166		3,672		297
Deferred tax liabilities	59,804		32,656		8,193
Other non-current liabilities	9,226		14,978		1,264
Operating lease liabilities, non-current	1,582		6,044		217
Total Liabilities	403,820		383,216		55,324
Revenues by timing of recognition
Total revenues	678,536	92,959	997,204	1,289,672
Less: VAT related surcharges	(1,740)	(238)	(4,538)	(7,452)
Net revenues	676,796	92,721	992,666	1,282,220
Total operating cost and expenses	(704,101)	(96,461)	(740,138)	(586,993)
Total other income	11,769	1,612	(11,197)	105,426
Net income	(112,011)	(15,345)	212,334	658,023
Net income attributable to Noah Holdings Limited shareholders	(122,393)	(16,768)	215,954	628,645
Cash flows provided by (used in) operating activities	(394,848)	(54,094)	(7,660)	661,944
Cash flows used in investing activities	(284,130)	(38,926)	(131,120)	(275,289)
Cash flows provided by operating activities which includes amounts due to the Group's subsidiaries	647,424	88,697	149,250	(55,762)
Variable Interest Entity, Primary Beneficiary [Member] | Others
Variable Interest Entity
Other current liabilities	142,918		164,171		19,580
Revenues by timing of recognition
Total revenues	179,216	24,553	413,197	522,033
Variable Interest Entity, Primary Beneficiary [Member] | Others | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	44,202	6,056	371,863	365,927
Variable Interest Entity, Primary Beneficiary [Member] | Others | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	21,925	3,004	4,083	50,494
Variable Interest Entity, Primary Beneficiary [Member] | Others | Other Services [Member]
Revenues by timing of recognition
Total revenues	113,089	15,493	37,251	105,612
Variable Interest Entity, Primary Beneficiary [Member] | Subsidiaries
Variable Interest Entity
Amounts due from related parties	621,944		149,250		$ 85,206
Variable Interest Entity, Primary Beneficiary [Member] | Related Party
Revenues by timing of recognition
Total revenues	499,320	68,406	584,007	767,639
Variable Interest Entity, Primary Beneficiary [Member] | Related Party | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	1,178	161	4,135	50,227
Variable Interest Entity, Primary Beneficiary [Member] | Related Party | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	475,180	65,099	569,458	665,724
Variable Interest Entity, Primary Beneficiary [Member] | Related Party | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	¥ 22,962	$ 3,146	¥ 10,414	¥ 51,688